Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Property and Equipment, Net

Depreciation is recognized over the following useful lives in straight-line method, taking into consideration the assets’ estimated salvage value:

Building	30 years
Computer equipment	3 to 5 years
Furniture, fixtures and office equipment	5 years
Software	3 to 5 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

Employee Benefit Plans

Employee benefit expenses recognized under these plans for nine months ended December 31, 2017, the years ended December 31, 2018 and 2019 are allocated to the following expense items:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	78,381	79,280	2,363,553
Research and development	2,296,392	3,232,457	2,468,898
Sales and marketing	334,628	771,479	2,077,128
General and administrative	810,713	1,530,096	3,301,256
Total expense due to employee benefit plans	3,520,114	5,613,312	10,210,835